Debt - Disclosure of recognition of debt arising from financing activities (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Debt arising from financing activities [Roll Forward]
Balance beginning of year	$ 636,059
Non-cash changes recorded in debt:
Balance end of year	915,425		$ 636,059
Senior Notes due 2029
Debt arising from financing activities [Roll Forward]
Balance beginning of year	492,691		494,414
Financing cash flows related to debt:
Interest paid	(31,250)		(31,250)
Total financing cash flows related to debt	(31,250)		(31,250)
Borrowings, excluding non-cash charges	461,441		463,164
Non-cash changes recorded in debt:
Interest incurred	31,502		31,486
Change in fair value of redemption option derivative asset relating to Senior Notes due 2029	(1,940)		(1,959)
Balance end of year	491,003		492,691
Term Facility
Debt arising from financing activities [Roll Forward]
Balance beginning of year	143,368		0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	163,400	€ 157.3	95,900	€ 86.8
Interest paid	(15,924)		(3,655)
Transaction costs and commitment fees paid	(3,806)		(22,084)
Total financing cash flows related to debt	299,906		144,259
Borrowings, excluding non-cash charges	443,274		144,259
Non-cash changes recorded in debt:
Interest incurred	17,512		4,526
Other non-cash movements	(2,444)
Foreign exchange (gains) losses	(21,984)		2,599
Balance end of year	424,422		143,368
Term Facility Commercial Loans
Debt arising from financing activities [Roll Forward]
Balance beginning of year	100,890
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	213,694		114,602
Non-cash changes recorded in debt:
Balance end of year	293,550		100,890
Term Facility RRF loans
Debt arising from financing activities [Roll Forward]
Balance beginning of year	39,209
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	97,224		52,136
Non-cash changes recorded in debt:
Change in fair value of interest rate benefit on Term Facility RRF loans	(11,936)		(8,016)
Balance end of year	119,935		39,209
Term Facility - Revolving VAT facility
Debt arising from financing activities [Roll Forward]
Balance beginning of year	3,269
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	56,022	51.9	14,588
Repayments of Term Facility - VAT facility	(47,300)	€ (43.8)	(11,328)
Non-cash changes recorded in debt:
Balance end of year	$ 10,937		$ 3,269